RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)						4 Months Ended
	Dec. 31, 2020	Dec. 07, 2020	Oct. 21, 2020	Oct. 19, 2020	Sep. 01, 2020	Dec. 31, 2020	Nov. 05, 2020
Related Party Transaction [Line Items]
Common stock, shares issued		6,875,000
Common stock, shares outstanding		6,875,000
Number of shares no longer subject to forfeiture							625,000
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)				20.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	150 days					150 days
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)						$ 12.00
Maximum
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						20 days
Over-allotment
Related Party Transaction [Line Items]
Number of shares were forfeited		312,500
Sponsor
Related Party Transaction [Line Items]
Shares transferred				25,000
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						30 days
Class B common stock
Related Party Transaction [Line Items]
Consideration received			$ 0
Common stock, shares issued	6,875,000					6,875,000
Common stock, shares outstanding	6,875,000		8,625,000			6,875,000
Class B common stock | Over-allotment
Related Party Transaction [Line Items]
Shares subject to forfeiture				312,500
Class B common stock | Sponsor
Related Party Transaction [Line Items]
Consideration received					$ 25,000
Shares issued					8,625,000
Shares surrendered			1,437,500